Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Jun. 27, 2021
Minimum [Member] | Buildings and improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	2 years
Minimum [Member] | Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Minimum [Member] | Equipment, furniture, and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	2 years
Minimum [Member] | Internal-use software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum [Member] | Buildings and improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	39 years
Maximum [Member] | Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	20 years
Maximum [Member] | Equipment, furniture, and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	15 years
Maximum [Member] | Internal-use software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years